INCOME TAXES (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES (Tables)
Loss Before Income Taxes	$ (2,844)	$ (21,459)	$ (14,334)	$ (2,844)
Expected Income Tax Recovery Based On Statutory Rate		(5,686)	(3,798)	(754)
Adjustment To Expected Income Tax Recovery:
Unrealized Loss On Investment		621	0	0
Legal Settlement		339	0	0
Share Based Compensation		355	1,299	23
Impairment		0	481	0
Change In Statutory, Foreign Tax, Foreign Exchange Rates And Other		(133)	(795)	(90)
Change In Benefit Of Tax Assets Not Recognized And Others		4,406	2,813	821
Deferred Income Tax Provision (recovery)		$ (98)	$ 0	$ 0